SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Useful Lives of Intangible Assets (Details)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	13 years 9 months 18 days	12 years 9 months 18 days	13 years 9 months 18 days
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		3 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		15 years
Trade name
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		2 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		3 years